Share-based awards- Expense by function (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Share-based awards
Share-based compensation expense	¥ 31,742	¥ 37,491	¥ 20,075
Cost of revenue
Share-based awards
Share-based compensation expense	7,322	8,915	5,505
Product development expenses
Share-based awards
Share-based compensation expense	13,654	15,378	7,374
Sales and marketing expenses
Share-based awards
Share-based compensation expense	3,830	4,411	2,037
General and administrative expenses
Share-based awards
Share-based compensation expense	¥ 6,936	¥ 8,787	¥ 5,159